Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

35. Related party transactions

The Group has related party transactions with a pension fund, associated companies, joint ventures and other entities where the Group has significant influence, as well as the management and the Board of Directors. Transactions and balances with companies over which the Group exercises control are eliminated on consolidation. Refer to Note 2, Significant accounting policies, and Note 32, Principal Group companies.

Transactions with pension fund

The Group has borrowings of EUR 69 million (EUR 69 million in 2016) from Nokia Unterstützungsgesellschaft mbH, the Group’s German pension fund, a separate legal entity. The loan bears interest at the rate of 6% per annum and its duration is pending until further notice by the loan counterparties even though they have the right to terminate the loan with a 90‑day notice. The loan is included in short-term interest-bearing liabilities in the consolidated statement of financial position.

Transactions with associated companies, joint ventures and other entities where the Group has significant influence

EURm	2017	2016	2015
Share of results	11	18	29
Dividend income	1	1	2
Share of shareholders' equity	128	116	84
Sales	117	62	(1)
Purchases	(252)	(322)	(233)
Receivables	41	13	–
Payables	(19)	(38)	(37)

The Group has financial commitments of EUR 20 million (guaranteed a loan of EUR 11 million in 2016) for an associated company.

Management compensation

Compensation information for the President and CEO:

EUR	2017	2016	2015
Base salary/fee	1 050 000	1 049 044	1 000 000
Cash incentive payments	997 369	780 357	1 922 195
Share-based payment expenses(1)	2 606 613	5 296 960	4 604 622
Pension expenses	338 787	469 737	491 641
Total	4 992 769	7 596 098	8 018 458

(1)	Represents the expense for all outstanding equity grants recorded during the year.

Total remuneration awarded to the Group Leadership Team for their time as members of the Group Leadership Team:

EURm	2017	2016	2015
Short-term benefits	22	26	9
Post-employment benefits(1)	1	1	1
Share-based payment	7	15	9
Termination benefits(2)	4	1	3
Total	34	43	22

(1)	The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.

(2)Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.

Board of Directors’ compensation

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2017		2016		2015
	Gross annual	Shares	Gross annual	Shares	Gross annual	Shares
	fee(1)	received(2)	fee(1)	received(2)	fee(1)	received(2)
	EUR	number	EUR	number	EUR	number
Risto Siilasmaa, Chair	440 000	30 497	440 000	35 001	440 000	29 339
Olivier Piou, Vice Chair(3)	199 000	12 823	255 082	19 892	–	–
Vivek Badrinath	–	–	175 000	13 921	140 000	9 333
Bruce Brown(4)	209 000	13 169	190 000	15 114	155 000	10 333
Jeanette Horan(5)	175 000	12 129	–	–	–	–
Elisabeth Doherty	–	–	–	–	140 000	9 333
Louis R. Hughes(6)	194 000	12 129	240 410	18 752	–	–
Simon Jiang	–	–	–	–	130 000	8 666
Jouko Karvinen	–	–	–	–	175 000	11 667
Edward Kozel(7)	175 000	12 129	–	–	–	–
Jean C. Monty(8)	174 000	11 090	225 410	17 558	–	–
Elizabeth Nelson(9)	207 000	13 169	190 000	15 114	140 000	9 333
Carla Smits-Nusteling(10)	195 000	12 129	175 000	13 921	–	–
Kari Stadigh(11)	170 000	11 090	160 000	12 727	130 000	8 666
Total	2 138 000		2 050 902		1 450 000

(1)    The meeting fees for the term that ended at the close of the Annual General meeting in 2017 were paid in cash in 2017 and are included in the table. The meeting fees for the current term as resolved by the Annual General Meeting in 2017 will be paid in cash in 2018 and are not included in the table.

(2)     Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately 60% is paid in cash.

(3)    Consists of EUR 185 000 for services as the Vice Chair of the Board and meeting fees of EUR 14 000.

(4)    Consists of EUR 160 000 for services as a member of the Board and EUR 30 000 for services as a Chair of the Personnel Committee and meeting fees of EUR 19 000.

(5)    Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as member of the Audit Committee.

(6)    Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as member of the Audit Committee and meeting fees of EUR 19 000.

(7)    Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as a member of the Audit Committee.

(8)    Consists of EUR 160 000 for services as a member of the Board and meeting fees of EUR 14 000.

(9)    Consists of EUR 160 000 for services as a member of the Board and EUR 30 000 for services as a Chair of the Audit Committee and meeting fees of EUR 17 000.

(10)  Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as a member of the Audit Committee and meeting fees of EUR 20 000.

(11)  Consists of EUR 160 000 for services as a member of the Board and meeting fees of EUR 10 000.

Transactions with the Group Leadership Team and the Board of Directors

No loans were granted to the members of the Group Leadership Team and the Board of Directors in 2017, 2016 or 2015.

Terms of termination of employment of the President and CEO

The President and CEO, Rajeev Suri, may terminate his service contract at any time with six months’ prior notice. The Group may terminate his service contract for reasons other than cause at any time with an 18 months’ notice period. If there is a change of control event as defined in Mr. Suri’s service contract and the service contract is terminated either by the Group or its successor without cause, or by him for “good reason”, he would be entitled to a severance payment equaling up to 18 months of compensation and cash payment of the pro-rated value of his outstanding unvested equity awards, if he is dismissed within 18 months of the change in control event.